SCHEDULE OF RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consulting fees	$ 958	$ 594
Salaries	37	27
Pensions	6	4
Total	$ 1,001	$ 625